Revenue from contracts with customers - Schedule Of Contract Cost Capitalized (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Contract assets [abstract]
Contract assets	¥ 44,434	$ 6,271
Additions To Contract Assets	93,549	13,204	¥ 44,434
Utilization Of Contract Assets	(1,526)	(215)
Contract assets	¥ 136,457	$ 19,260	¥ 44,434